Segment Reporting	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment Reporting
(26)	Segment Reporting

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews the operating profit or loss for each reporting units when making decisions about allocating resources and assessing performance of the Group.

As of June 30, 2023, the Group managed its business as a single operating segment engaged in the provision of distribution and managing wealth management services in the PRC (the “wealth management segment”).

As of June 30, 2024, after the acquisition of AIFU, the Group operated three segments: (1) the insurance agency segment, which mainly consists of providing agency services for distributing life and non-life insurance products on behalf of insurance companies, (2) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services, and (3) the wealth management segment.

During the fiscal year ended June 30, 2025, the Group disposed of Meidiya and its subsidiaries, which constituted a discontinued operation. As the discontinued operation previously formed the claims adjusting reportable segment, the comparative segment information has been retrospectively revised to reflect continuing operations only. As of June 30, 2025, the Group operated two segments: (1) the insurance agency segment, which mainly consists of providing agency services for distributing life and non-life insurance products on behalf of insurance companies, and (2) the wealth management segment.

The following table shows the Group’s operations by business segment for the years ended June 30, 2023, 2024 and 2025.

	Year ended June 30, 2025
	Insurance Agency	Wealth Management	Consolidated	Consolidated
	RMB	RMB	RMB	US$
Total revenues	727,538	53,678	781,216	109,052
Operating costs and expenses:
Cost of revenues	(391,102)	(6,257)	(397,359)	(55,469)
Payroll expense and employee benefit expenses	(276,546)	(38,480)	(315,026)	(43,976)
Share-based compensation	(33,425)	(39,674)	(73,099)	(10,204)
Amortization expense	(91,524)	(705)	(92,229)	(12,875)
Rental expense	(50,446)	(3,684)	(54,130)	(7,556)
Impairment loss	(441,298)	-	(441,298)	(61,603)
Others operating expenses	(71,106)	(28,310)	(99,416)	(13,877)
Total operating costs and expenses	(1,355,447)	(117,110)	(1,472,557)	(205,560)
Operating loss	(627,909)	(63,432)	(691,341)	(96,508)

Gains or loss from fair value change	(431)	152	(279)	(39)
Investment income	27,041	461	27,502	3,839
Gains from the disposal of subsidiaries	897,398	-	897,398	125,272
Derecognition of a contingent consideration	(22,267)	-	(22,267)	(3,108)
Interest income	23,497	9,364	32,861	4,587
Financial cost	(4,562)	(2)	(4,564)	(637)
Others, net	(489,063)	(102,613)	(591,676)	(82,595)
Loss before income taxes and share of loss of affiliates	(196,296)	(156,070)	(352,366)	(49,189)
Income tax benefit	8,458	11,184	19,642	2,742
Share of loss of affiliates	(3,834)	-	(3,834)	(535)
Net loss	(191,672)	(144,886)	(336,558)	(46,982)
	Year ended June 30, 2024
	Insurance Agency	Wealth Management	Consolidated
	RMB	RMB	RMB
Total revenues	900,246	62,966	963,212
Operating costs and expenses:
Cost of revenues	(551,247)	(17,031)	(568,278)
Payroll expense and employee benefit expenses	(199,760)	(60,531)	(260,291)
Share-based compensation	(20,988)	(2,347)	(23,335)
Amortization expense	(49,960)	(877)	(50,837)
Rental expense	(30,759)	(4,923)	(35,682)
Impairment loss	(426,410)	-	(426,410)
Others operating expenses	(36,471)	(25,369)	(61,840)
Total operating costs and expenses	(1,315,595)	(111,078)	(1,426,673)
Operating loss	(415,349)	(48,112)	(463,461)

Gains or loss from fair value change	(73,761)	-	(73,761)
Investment income	21,493	523	22,016
Interest income	8,217	8,993	17,210
Financial cost	(959)	-	(959)
others, net	(292)	(1,857)	(2,149)
Loss before income taxes and share of loss of affiliates	(460,651)	(40,453)	(501,104)
Income tax expense	3,151	(16,677)	(13,526)
Share of loss of affiliates	(1,218)	-	(1,218)
Net loss	(458,718)	(57,130)	(515,848)

	Year ended June 30, 2023
	Insurance Agency	Wealth Management	Consolidated
	RMB	RMB	RMB
Total revenues	-	114,440	114,440
Operating costs and expenses:
Cost of revenues	-	(16,136)	(16,136)
Payroll expense and employee benefit expenses	-	(98,618)	(98,618)
Amortization expense		(848)	(848)
Rental expense		(10,510)	(10,510)
Others operating expenses	-	(47,132)	(47,132)
Total operating costs and expenses	-	(173,244)	(173,244)
Operating loss	-	(58,804)	(58,804)

Investment income	-	13,561	13,561
Interest income	-	8,591	8,591
others, net	-	1,660	1,660
Loss before income taxes and share of loss of affiliates	-	(34,992)	(34,992)
Income tax benefit (expense)	-	(8,585)	(8,585)
Net loss	-	(43,577)	(43,577)